Goodwill and Intangibles, Net	9 Months Ended
Mar. 31, 2023
Goodwill and Intangibles, Net
Goodwill and Intangibles, Net

Note 7: Goodwill and Intangibles, Net

($ in thousands)
Goodwill, as of June 30, 2022	$79,903
Additions from business acquisition	7,248
Goodwill, as of March 31, 2023	$87,151

Intangibles, Net consists of the following at:

($in thousands)	March 31, 2023	June 30, 2022
Intangibles:
Customer Relationships	$78,000	$78,000
Trade Name - Alliance	5,200	5,200
Covenant Not to Compete	10	10
Mecca Customer Relationships	8,023	8,023
Customer List	18,792	9,760
Total	$110,025	$100,993
Accumulated Amortization	(85,271)	(82,229)
Intangibles, Net	$24,754	$18,764

During the three months ended March 31, 2023, and 2022, the Company recorded amortization expense of $1.0 million and $1.3 million, respectively, and during the nine months ended March 31, 2023, and 2022, the Company recorded amortization expense of $3.0 million and $3.9 million, respectively.

Expected amortization over the next five years including the remainder of fiscal 2023 and thereafter, as of March 31, 2023, is as follows:

($ in thousands)	Intangible Assets
Year Ended June 30
2023	$1,767
2024	4,223
2025	3,651
2026	3,339
2027	3,289
Thereafter	8,485
Total Expected Amortization	$24,754